Note 8 - Derivative Liability on Warrants (Tables)	12 Months Ended
Dec. 31, 2014
Disclosure Text Block [Abstract]
Schedule of Derivative Liabilities at Fair Value [Table Text Block]
Balance at issuance June 14, 2013	$1,170,459
Change in fair value included in net loss	(47,310)
Balance at December 31, 2013	1,123,149
Change in fair value included in net loss	(32,239)
Warrants exercised	(1,090,910)
Balance at December 31, 2014	$0